Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Current:
U.S. federal	$ 4,596	$ 4,600	$ 5,798
U.S. state and local	743	637	599
International	1,403	1,466	1,246
Total current tax provision	6,742	6,703	7,643
Deferred:
U.S. federal	1,444	818	(432)
U.S. state and local	57	39	78
International	(299)	19	(133)
Total deferred tax provision	1,202	876	(487)
Total provision for income taxes	$ 7,944	$ 7,579	$ 7,156